                                              Invest for the long term in a fund
                                                  managed with an uncompromising
                                             approach to investing in recognized
                                                              corporate leaders.

[graphic omitted]

---------------------------------------------------
STEIN ROE ADVISOR GROWTH STOCK FUND   ANNUAL REPORT
---------------------------------------------------

SEPTEMBER 30, 1999

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholders:

On November 1, 1999, Tom Butch resigned as president of Stein Roe Advisor Mutual Funds. I would like to take this opportunity to wish him well. As the new president, I am pleased to present the annual report for the Stein Roe Advisor Growth Stock Fund for the 12-month period ended September 30, 1999.

Despite higher inflation and rising interest rates, the Fund provided favorable results during the period. We attribute this strong performance to a positioning in technology and telecommunication stocks. Perhaps more than in any decade since the 1920s, advances in technology and telecommunications are revolutionizing American business. Consider that five years ago, hardly anyone used the Internet. Now it is becoming the communication tool of choice. For the 12 months ended September 30, 1999, the Fund's Class A shares returned 35.19%, without a sales charge, outperforming the S&P 500 Index.

On the pages that follow, your portfolio managers detail the Fund's strategy and provide an outlook for the year ahead. We encourage you to carefully review this report and visit us on the Internet at www.libertyfunds.com for monthly updates on the Fund's progress.

As always, we thank you for the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson
    Stephen E. Gibson
    President
    November 15, 1999

TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGERS' REPORT

4   PERFORMANCE

5   PORTFOLIO OF INVESTMENTS

6   FINANCIAL STATEMENTS

9   NOTES TO FINANCIAL STATEMENTS

11  FINANCIAL HIGHLIGHTS

                          ---------------------------
                          Not FDIC  May Lose Value
                          Insured   No bank Guarantee
                          ---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o   LARGE-CAP GROWTH STOCKS DOMINATED MARKET EARLY ON
    During the first half of the period, a select group of large-capitalization growth stocks dominated the market. However, in early spring, investors shifted their assets into value stocks as signs of improving global economic conditions and continued U.S. economic growth renewed investors' confidence about cyclical companies.

o   THE FEDERAL RESERVE BOARD REVERSED BIAS ON INTEREST RATES
    After a series of interest rate cuts in the fall of 1998, the Federal Reserve Board (the Fed) adopted a neutral stance on the direction of rates. However, continued economic strength prompted a bias towards raising rates, causing stock prices to fall. Subsequently, the Fed increased rates twice, in June and in August. Growth stocks managed to recover faster than the rest of the market as prices stabilized late in the period.

o   FUND PERFORMED WELL DURING PERIOD
    An overweighting in technology and telecommunication stocks helped the Fund's Class A shares outpace the S&P 500 Index.Net asset value per share as of 9/30/1999

              STEIN ROE ADVISOR GROWTH STOCK FUND OUTPERFORMS INDEX
                              9/30/1998 - 9/30/1999

        STEIN ROE ADVISOR GROWTH STOCK FUND CLASS A            35.19%
        S&P 500 INDEX                                          27.79%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held large-capitalization growth stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is impossible to invest in an index.

Past performance cannot predict future results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

               NET ASSET VALUE PER SHARE
               AS OF 9/30/1999

               ----------------------------
               Class A               $15.98
               ----------------------------
               Class B               $15.76
               ----------------------------
               Class C               $15.74
               ----------------------------
               Class K               $15.97
               ----------------------------

ANNUAL REPORT: STEIN ROE ADVISOR GROWTH STOCK FUND

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

SECTOR BREAKDOWN
9/30/1999 VS. 9/30/1998

                          FUND AS OF      FUND AS OF
                          9/30/1999       9/30/1998
--------------------------------------------------------------------------------
TECNOLOGY                     34%            27%
CONSUMER CYCLICAL             20%            13%
CONSUMER NON-CYCLICAL         16%            25%
FINANCIAL                     10%            19%
INDUSTRIAL                    10%            10%
UTILITIES                      6%             4%
ENERGY/BASIC MATERIALS         4%             2%

Sector breakdowns are calculated as a percentage of the total holdings in SR&F Growth Stock Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain this breakdown.

BOUGHT
--------------------------------------------------------------------------------
CORNING INCORPORATED
We bought Corning (1.5% of net assets), a premier provider of optical fiber, cable and photonic products for the telecommunication and semiconductor industries. Corning has done well as a result of continued growth in the domestic economy, as well as accelerating growth in emerging markets.


FUND PERFORMED WELL IN VOLATILE MARKET
The Fund performed well in a choppy market, providing a total return for Class A shares of 35.19%, without a sales charge, for the 12-month period ended September 30, 1999. This outperformed the S&P 500 Index, which generated a return of 27.79% for the same period.

RISING INTEREST RATES IMPACTED GROWTH STOCKS
Typically, growth stocks perform best in a low inflation, low interest rate environment. But the interest rate environment was called into question by the Federal Reserve's two rate increases -- in June and August. Investor fears of further rate increases triggered a sell-off that sent stock prices downward.

In our opinion, the Fed simply took back what it gave the markets last October, which was more liquidity (i.e., lower interest rates) in response to a world market that was very vulnerable. On a positive note, growth stocks managed to recover faster than the rest of the market as prices stabilized late in the period.

Many of our new technology stocks hung in well amidst the rising interest rate environment. However, stocks of financial services companies did not perform well for us as interest rate fears grew in the second half of the period.

TECHNOLOGY AND INDUSTRIAL COMPANIES PROVIDED STRONG PERFORMANCE
Technology was the best performing sector in the portfolio. It was also the Portfolio's largest sector weighting at 34% of the portfolio at the end of the period. We emphasized companies that build and manage data networks and which make systems to transmit, retrieve and store data. In an information age economy, corporate America is forced to spend on technology infrastructure to stay ahead of the competition. As a result, market dominant technology companies including Cisco Systems, EMC, Microsoft and Sun Microsystems (6.0%, 4.3%, 3.6% and 1.3% of net assets, respectively) have done exceedingly well.

Within our technology allocation, semiconductor companies generated the strongest returns. We aggressively added to the Portfolio's holdings with positions in Motorola, Applied Materials, Texas Instruments and Micron Technology (3.5%, 2.5%, 2.0% and 1.6% of net assets, respectively). After four years in a down cycle, semiconductor companies have entered what we believe is another upward cycle. An increased penetration of semiconductors in everything from cell phones and Internet applications to manufactured auto parts and machinery is driving this growth surge trend. As semiconductor demand has begun to outstrip supply, prices have soared.

Another source of strong performance in the portfolio during the period was our focus on growth industrial companies. Our positions in General Electric, Tyco International and a new holding in Corning (3.8%, 4.5% and 1.5% of net assets, respectively) have done well as a result of continued growth in the domestic economy as well as accelerating growth in emerging markets.

OUTLOOK REMAINS FAVORABLE FOR LARGE-CAP STOCKS
We remain confident in large-cap growth companies' ability to expand earnings and sales given economic conditions. The per-share earnings growth of companies in the S&P 500 has been remarkable since the spring and we think it has the potential to continue going forward.

We expect the economy to continue to grow at a moderate pace. Until the interest rate issue is resolved, we think markets will continue to be volatile. We believe financial stocks will ultimately rebound given our outlook for rates to stabilize and perhaps move lower over the next six months. As we move into the second half of the fourth quarter of calendar year 1999, we expect stocks to move upward once again.

/s/ Erik Gustafson      /s/ David Brady

ERIK GUSTAFSON is a senior vice president of the Advisor and has managed the Portfolio since its inception. DAVID BRADY, senior vice president of the Advisor, serves as associate portfolio manager.

HELD
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.
We increased our position in Cisco Systems (6.0% of net assets), the Portfolio's largest holding and worldwide leader in networking for the Internet. Cisco continues to do well, as companies continue to invest in technology infrastructure to stay ahead of the competition.

TOP TEN HOLDINGS
AS OF 9/30/1999

Cisco Systems, Inc.           6.0%
----------------------------------
Tyco International Ltd.       4.5%
----------------------------------
EMC Corp.                     4.3%
----------------------------------
General Electric Co.          3.8%
----------------------------------
MCI WorldCom, Inc.            3.7%
----------------------------------
Citigroup, Inc.               3.7%
----------------------------------
Microsoft Corp.               3.6%
----------------------------------
Home Depot, Inc.              3.6%
----------------------------------
Motorola, Inc.                3.5%
----------------------------------
American Int'l Group, Inc.    3.5%
----------------------------------

Holdings are calculated as a percentage of the total net assets in SR&F Growth Stock Portfolio. Because the Portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain these holdings in the future.

ANNUAL REPORT: STEIN ROE ADVISOR GROWTH STOCK FUND

--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000
INVESTMENT IN ALL SHARE CLASSES
FROM 9/30/1989 - 9/30/1999

                    WITHOUT      WITH SALES
                 SALES CHARGE      CHARGE
--------------------------------------------
Class A             $46,323        $43,640
--------------------------------------------
Class B             $43,768        $43,768
--------------------------------------------
Class C             $43,111        $43,111
--------------------------------------------
Class K             $46,136        $46,136
--------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 9/30/1989 - 9/30/1999

        WITHOUT SALES CHARGE    WITH SALES CHARGE       S&P 500 INDEX
9/89         $10,000               $ 9,425                 $10,000
9/90           9,555                 9,006                   9,076
9/91          13,017                12,269                  11,898
9/92          14,851                13,997                  13,211
9/93          15,555                14,661                  14,925
9/94          15,841                14,930                  15,474
9/95          20,240                19,077                  20,071
9/96          24,423                23,019                  24,150
9/97          32,438                30,573                  33,914
9/98          34,267                32,296                  36,993
9/99          46,323                43,640                  47,270

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/1999

Share Class         A                B                   C                K
Inception      10/15/1997        10/15/1997          10/15/1997       2/14/1997
-------------------------------------------------------------------------------
            Without   With     Without    With     Without    With     Without
             Sales   Sales      Sales    Sales      Sales    Sales      Sales
             Charge  Charge     Charge   Charge     Charge   Charge    Charge
-------------------------------------------------------------------------------
1 year      35.19%   27.43%     34.24%   29.24%     34.30%   33.30%    34.65%
-------------------------------------------------------------------------------
5 years     23.94    22.48      23.08    22.90      23.04    23.04     23.79
-------------------------------------------------------------------------------
10 years    16.57    15.87      15.91    15.91      15.73    15.73     16.52

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Stein Roe Advisor Growth Stock Fund invests all of its investable assets in SR&F Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. The Fund commenced operations on 2/14/1997, but until 10/15/1997, only offered the shares that are now designated as Class K shares. Performance for the periods prior to the inception of the Fund's share classes is based on the performance of SR&F Growth Stock Portfolio, restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. The Advisor currently limits expenses on Class A shares to 1.40% of average annual net assets. Absent this limit, total returns would have been lower. Historical performance as restated should not be interpreted as indicative of the Fund's future performance.

--------------------
INVESTMENT PORTFOLIO
--------------------
September 30, 1999
(All amounts in thousands)

SR&F GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                                      MARKET
COMMON STOCKS (96.0%)                                                  SHARES         VALUE
------------------------------------------------------------------------------------------------
BUSINESS SERVICES (3.5.%)
America Online, Inc.                                                         150      $   15,600
Omnicom Group                                                                350          27,716
                                                                                      ----------
                                                                                          43,316
                                                                                      ----------
COMPUTER AND COMPUTER SOFTWARE (17.8%)
Applied Materials (a)                                                        400          31,150
Cisco Systems, Inc. (a)                                                    1,100          75,419
EMC Corp. (a)                                                                750          53,578
Microsoft Corp.(a)                                                           500          45,281
Sun Microsystems (a)                                                         175          16,275
                                                                                      ----------
                                                                                         221,703
                                                                                      ----------
CONSUMER-RELATED (5.1%)
Gillette Co.                                                                 500          16,969
Johnson & Johnson                                                            250          22,969
Procter & Gamble Co.                                                         250          23,438
                                                                                      ----------
                                                                                          63,376
                                                                                      ----------
DISTRIBUTION - RETAIL (8.2%)
Home Depot, Inc.                                                             650          44,606
Kohl's Corp. (a)                                                             500          33,063
Walgreen Co.                                                                 950          24,106
                                                                                      ----------
                                                                                         101,775
                                                                                      ----------
ELECTRICAL EQUIPMENT (7.4%)
General Electric Co.                                                         400          47,425
Micron Technology, Inc.                                                      300          19,969
Texas Instruments, Inc.                                                      300          24,675
                                                                                      ----------
                                                                                          92,069
                                                                                      ----------
FINANCIAL SERVICES (6.4%)
Citigroup, Inc.                                                            1,050          46,200
Fannie Mae                                                                   550          34,478
                                                                                      ----------
                                                                                          80,678
                                                                                      ----------
FOOD, BEVERAGE AND TOBACCO (1.2%)
Coca-Cola Co.                                                                300          14,419
                                                                                      ----------
INSURANCE (3.5%)
American International Group, Inc.                                           500          43,469
                                                                                      ----------
LEISURE AND ENTERTAINMENT (2.8%)
Time Warner, Inc.                                                            575          34,931
                                                                                      ----------
MANUFACTURING (4.5%)
Tyco International Ltd.                                                      550          56,787
                                                                                      ----------
MEDICAL SUPPLIES (5.9%)
Cardinal Health, Inc.                                                        600          32,700
Medtronic, Inc.                                                            1,150          40,825
                                                                                      ----------
                                                                                          73,525
                                                                                      ----------
OIL AND GAS (3.9%)
Enron Corp.                                                                  650          26,812
Schlumberger Ltd.                                                            350          21,809
                                                                                      ----------
                                                                                          48,621
                                                                                      ----------
PHARMACEUTICAL (2.9%)
Pfizer, Inc.                                                               1,000          35,937
                                                                                      ----------
SEMI-CONDUCTOR MANUFACTURER (1.5%)
Corning, Inc.                                                                275          18,855
                                                                                      ----------
TELECOMMUNICATIONS (18.4%)
AT&T Corp.                                                                   500          21,750
AT&T - Liberty Media Group (a)                                               250           9,281
Comcast Corp.                                                                800          31,900
Lucent Technologies, Inc.                                                    650          42,169
MCI WorldCom, Inc. (a)                                                       650          46,719
Motorola, Inc.                                                               500          44,000
Tellabs, Inc. (a)                                                            600          34,162
                                                                                      ----------
                                                                                         229,981
                                                                                      ----------
TOYS (3.0%)
Mattel                                                                     2,000          38,000
                                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $709,595)                                                                      1,197,442
                                                                                      ----------

                                                                     PRINCIPAL
SHORT-TERM OBLIGATIONS (4.3%)                                          AMOUNT
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.3%)
Associates Corp. of North America 5.600% 10/01/99                        $49,020          49,020
Limited Inc 5.700% 10/01/99                                                5,000           5,000
                                                                                      ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $54,020)                                                                          54,020
                                                                                      ----------

TOTAL INVESTMENTS (100.3%)
  (Cost $763,615)                                                                      1,251,462
                                                                                      ----------

OTHER ASSETS, LESS LIABILITIES (-0.3%)                                                    (3,309)
                                                                                      ----------

NET ASSETS (100.0%)                                                                   $1,248,153
                                                                                      ==========

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Non-income producing security.
(b) At September 30, 1999, the cost of investments for federal income tax purposes was $767,503.
    Net unrealized appreciation was $483,959, consisting of gross unrealized appreciation of
    $513,865 and gross unrealized depreciation of $29,906.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1999
(All amounts in thousands)

SR&F GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $763,615)                          $1,251,462
Dividends receivable                                                         676
Cash                                                                           4
                                                                      ----------
    Total assets                                                       1,252,142
                                                                      ----------
LIABILITIES
Payable for investments purchased                                          3,365
Payable to Advisor                                                           596
Other liabilities                                                             28
                                                                      ----------
    Total liabilities                                                      3,989
                                                                      ----------
    Net assets applicable to investors' beneficial
      interest                                                        $1,248,153
                                                                      ==========


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended September 30, 1999
(All amounts in thousands)

SR&F GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                             $   5,817
Interest                                                                  2,496
                                                                      ---------
    Total investment income                                               8,313
                                                                      ---------
EXPENSES
Management fees                                                           6,076
Accounting fees                                                              50
Transfer agent fees                                                           6
Trustees' fees                                                               24
Audit and legal fees                                                         18
Custodian fees                                                               30
Other, net                                                                  (55)
                                                                      ---------
    Total net expenses                                                    6,149
                                                                      ---------
    Net investment income                                                 2,164
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                         76,399
Net change in unrealized appreciation or
  depreciation on investments                                           189,808
                                                                      ---------
Net gain on investments                                                 266,207
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 268,371
                                                                      ---------

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
(All amounts in thousands)

SR&F GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED SEPTEMBER 30,
                                                                       1999                        1998
---------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $    2,164                  $  2,268
Net realized gain (loss) on investments                                 76,399                    (7,814)
Net change in unrealized appreciation or depreciation on
investments                                                            189,808                    32,197
                                                                    ----------                  --------
    Net increase in net assets resulting from operations               268,371                    26,651
                                                                    ----------                  --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                          680,228                   151,248
Withdrawals                                                           (431,989)                  (54,727)
                                                                    ----------                  --------
    Net increase from transactions in investors' beneficial
      interest                                                         248,239                    96,521
                                                                    ----------                  --------
    Net increase in net assets                                         516,610                   123,172
NET ASSETS
Beginning of year                                                      731,543                   608,371
                                                                    ----------                  --------
End of year                                                         $1,248,153                  $731,543
                                                                    ==========                  ========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 1999
(In thousands except for per share amounts and footnotes)

STEIN ROE ADVISOR GROWTH STOCK FUND
--------------------------------------------------------------------------------
ASSETS
Investment in SR&F Growth Stock Portfolio,
  at value                                                             $416,690
Receivable for fund shares sold                                          10,240
Receivable from Advisor                                                     133
                                                                       --------
    Total assets                                                        427,063
                                                                       --------
LIABILITIES
Payable for fund shares redeemed                                            170
Payable to Advisor and transfer agent                                       169
Payable to Distributor                                                       44
Other liabilities                                                            69
                                                                       --------
    Total liabilities                                                       452
                                                                       --------
    Net assets                                                         $426,611
                                                                       ========
ANALYSIS OF NET ASSETS
Paid-in capital                                                        $387,044
Accumulated net realized loss on investments                             (9,311)
Net unrealized appreciation on investments                               48,878
                                                                       --------
    Net assets                                                         $426,611
                                                                       ========
CLASS A
Net asset value per share (based on net assets of $93,835 and
  5,873 shares issued outstanding)                                     $  15.98
                                                                       --------
Maximum offering price per share (includes 5.75% initial
  sales charge)                                                        $  16.95
                                                                       --------
CLASS B
Net asset value per share (based on net assets of $304,754 and
  19,334 shares issued outstanding)                                    $  15.76
                                                                       --------
CLASS C
Net asset value per share (based on net assets of $26,373 and
  1,676 shares issued outstanding)                                     $  15.74
                                                                       --------
CLASS K
Net asset value per share (based on net assets of $1,649 and
  103 shares issued outstanding)                                       $  15.97
                                                                       --------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended September 30, 1999
(In thousands)

STEIN ROE ADVISOR GROWTH STOCK FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends allocated from SR&F Growth Stock Portfolio                    $ 1,408
Interest allocated from SR&F Growth Stock Portfolio                         569
                                                                        -------
    Total income                                                          1,977
                                                                        -------
EXPENSES
Expenses allocated from SR&F Growth Stock Portfolio                       1,486
Service fees - Class A                                                      163
Service fees - Class B                                                      450
Service fees - Class C                                                       46
Distribution fees - Class A                                                  64
Distribution fees - Class B                                               1,326
Distribution fees - Class C                                                 136
Distribution fees - Class K                                                   8
Administrative fees                                                         394
Transfer agent fees                                                         624
SEC and state registration fees                                              85
Accounting fees                                                              31
Legal and audit fees                                                         12
Trustees' fees                                                               10
Printing and postage                                                         10
Other                                                                       109
                                                                        -------
  Total Expenses                                                          4,954
Fee waived by the Distributor - Class A                                     (32)
                                                                        -------
  Net Expenses                                                            4,922
                                                                        -------
Net investment loss                                                      (2,945)
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
  SR&F GROWTH STOCK PORTFOLIO
Net realized loss on investments                                         (2,382)
Net change in unrealized appreciation or depreciation on investments     46,504
                                                                        -------
  Net gain on investments                                                44,122
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $41,177
                                                                        -------

See notes to financial statements.

--------------------------------------------------------------------------------------------
STATEMENT OF  CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------
(All amounts in thousands)

STEIN ROE ADVISOR GROWTH STOCK FUND
--------------------------------------------------------------------------------------------
                                                                   YEARS ENDED SEPTEMBER 30,
                                                                      1999          1998
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                $  (2,945)      $   (647)
Net realized loss on investments allocated from SR&F Growth
  Stock Portfolio                                                     (2,382)        (6,921)
Change in unrealized appreciation or depreciation on investments
  allocated from SR&F Growth Stock Portfolio                          46,504          2,340
                                                                   ---------       --------
    Net increase (decrease) in net assets resulting from
      operations                                                      41,177         (5,228)
                                                                   ---------       --------
SHARE TRANSACTIONS
Subscriptions to fund shares -- Class A                              136,994         46,829
Redemptions of fund shares -- Class A                                (95,861)        (6,434)
                                                                   ---------       --------
                                                                      41,133         40,395
                                                                   ---------       --------
Subscriptions to fund shares -- Class B                              250,089         71,665
Redemptions of fund shares -- Class B                                (32,938)        (3,980)
                                                                   ---------       --------
                                                                     217,151         67,685
                                                                   ---------       --------
Subscriptions to fund shares -- Class C                               15,395         12,370
Redemptions of fund shares -- Class C                                 (2,877)        (1,334)
                                                                   ---------       --------
                                                                      12,518         11,036
                                                                   ---------       --------
Subscriptions to fund shares -- Class K                                2,058          3,500
Redemptions of fund shares -- Class K                                 (4,335)          (730)
                                                                   ---------       --------
                                                                      (2,277)         2,770
                                                                   ---------       --------
    Net increase from share transactions                             268,525        121,886
                                                                   ---------       --------
    Net increase in net assets                                       309,702        116,658
NET ASSETS
Beginning of year                                                    116,909            251
                                                                   ---------       --------
End of year                                                        $ 426,611       $116,909
                                                                   =========       ========
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR                 $    --         $   --
                                                                   ---------       --------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1999
(All amounts in thousands)

NOTE 1. ORGANIZATION
Stein Roe Advisor Growth Stock Fund (the "Fund") is a multi-class series of Liberty-Stein Roe Advisor Trust (the "Trust"), formerly Stein Roe Advisor Trust, an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Stock Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares: Class A, Class B, Class C and Class K. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to a declining contingent deferred sales charge on redemptions made within six years after purchase; Class C shares are offered at net asset value and are subject to a contingent deferred sales charge on redemptions made within one year after purchase; and Class K shares are offered at net asset value only through certain intermediaries as disclosed in the prospectus. Class B shares automatically convert to Class A shares after approximately eight years. Class C and Class K shares do not convert. The Fund commenced offering Class A, Class B and Class C shares on October 15, 1997.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. At commencement, Stein Roe Growth Stock Fund contributed $474,861 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 14, 1997, Stein Roe Advisor Growth Stock Fund contributed cash of $100 to the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis based on methods approved by the Internal Revenue Service. At September 30, 1999, Stein Roe Advisor Growth Stock Fund owned 33.4% of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and the Portfolio. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS
Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

MULTI-CLASS ALLOCATIONS
All income, expenses (other than transfer agent fees and 12b-1 distribution and service fees), realized and unrealized gains and losses are allocated to each class of Fund shares proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 1999, the Fund had capital loss carryforwards of $8, $10 and $7,995, which expires in 2005, 2006 and 2007, respectively.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty") and the Fund pays a monthly administrative fee to Colonial Management Associates, Inc. (CMA), an affiliate of the Advisor for its services as investment advisor and administrator.

The management fee for the Portfolio is computed at an annual rate of 0.60% of the Portfolio's average daily net assets up to $500 million, 0.55% of the next $500 million, and 0.50% thereafter. The administrative fee for the Fund is computed at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million, 0.125% of the next $500 million, and 0.10% thereafter.

The Advisor also provides fund accounting services.

The Advisor has agreed to reimburse the Fund to the extent that its annual expenses, including expenses allocated to the Fund by the Portfolio exceed 1.40% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class B and Class C shares, and 1.35% of average daily net assets for Class K shares through January 31, 2000, subject to earlier termination by the Advisor on 30 days notice. For the year ended September 30, 1999, the Fund's operating expenses did not exceed the expense limits.

Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Liberty. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for the personal service and/or maintenance of shareholder accounts, the Distributor receives from the Fund a service fee at an annual rate not to exceed 0.25% of average daily net assets attributable to each class of shares other than Class K shares. The Plan also provides that, as compensation for expenses related to the promotion and distribution of Fund shares, the Distributor receives a distribution fee at an annual rate not to exceed 0.10% of average daily net assets attributable to Class A shares, and 0.75% of the average daily net assets attributable to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to Class K shares. The Distributor currently limits the Class A annual distribution fee to 0.05% of average daily net assets, subject to termination at any time without shareholder approval.

Transfer agent fees are paid to Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty. Transfer agent fees for Class A, Class B and Class C shares are computed at an annual rate of 0.236% of average daily net assets. Transfer agent fees for Class K shares are computed an annual rate of 0.30% of average daily net assets.

Certain officers and trustees of the Trust and SR&F Trust are also officers of the Advisor. No remuneration was paid to any trustee or officer of either Trust who is affiliated with the Advisor.

NOTE 4. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Fund and the Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during year ended September 30, 1999.

NOTE 5. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended September 30, 1999, were $849,891 and $582,611, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS
The following table summarizes fund share activity during the reporting period:

                                                              YEAR ENDED             PERIOD ENDED
                                                             SEPTEMBER 30,           SEPTEMBER 30,
CLASS A SHARES                                                   1999                   1998(a)
                                                             -------------           -------------
Subscriptions to fund shares                                         8,524                   3,848
Redemptions of fund shares                                          (5,996)                   (503)
                                                             -------------           -------------
 Net increase in fund shares                                         2,528                   3,345
                                                             =============           =============

                                                              YEAR ENDED             PERIOD ENDED
                                                             SEPTEMBER 30,           SEPTEMBER 30,
CLASS B SHARES                                                   1999                   1998(a)
                                                             -------------           -------------
Subscriptions to fund shares                                        15,980                   5,778
Redemptions of fund shares                                          (2,109)                   (315)
                                                             -------------           -------------
 Net increase in fund shares                                        13,871                   5,463
                                                             =============           =============

                                                              YEAR ENDED             PERIOD ENDED
                                                             SEPTEMBER 30,           SEPTEMBER 30,
CLASS C SHARES                                                   1999                   1998(a)
                                                             -------------           -------------
Subscriptions to fund shares                                           974                     998
Redemptions of fund shares                                            (192)                   (104)
                                                             -------------           -------------
 Net increase in fund shares                                           782                     894
                                                             =============           =============

                                                              YEAR ENDED              YEAR ENDED
                                                             SEPTEMBER 30,           SEPTEMBER 30,
CLASS K SHARES                                                   1999                    1998
                                                             -------------           -------------
Subscriptions to fund shares                                           139                     268
Redemptions of fund shares                                            (269)                    (57)
                                                             -------------           -------------
 Net increase (decrease) in fund shares                               (130)                    211
                                                             =============           =============

(a) From commencement of multi-class offering on October 15, 1997.
--------------------------------------------------------------------------------------------------

NOTE 7. RELATED PARTY AND SIGNIFICANT SHAREHOLDERS
At September 30, 1999, Stein Roe Advisor Growth Stock Fund had one related party, Liberty Financial Companies, Inc., and one shareholder who each owned greater than 5% of the Fund's outstanding shares, totaling 15%.

CHANGE IN INDEPENDENT ACCOUNTANTS
Based on the recommendation of the Audit Committee of the Stein Roe Advisor Growth Stock Fund and the SR&F Growth Stock Portfolio, on August 3, 1999 the Board of Trustees determined not to retain Arthur Andersen LLP as the Fund's and the Portfolio's independent accountant and voted to appoint PricewaterhouseCoopers LLP for the year ended September 30, 1999. During the two most recent fiscal years, Arthur Andersen LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. There were no disagreements in accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused it to make reference to the disagreement in its report on the financial statements for such years.

---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

STEIN ROE ADVISOR GROWTH STOCK FUND
---------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED          PERIOD ENDED
                                                                        SEPTEMBER 30,        SEPTEMBER 30,
CLASS A                                                                    1999                1998 (a)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.82               $ 11.59
                                                                         -------               -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                    (0.09)(c)             (0.04)
Net realized and unrealized gain on investments allocated from SR&F
  Growth Stock Portfolio                                                    4.25                  0.27
                                                                         -------               -------
    Total from Investment Operations                                        4.16                  0.23
                                                                         -------               -------
NET ASSET VALUE, END OF PERIOD                                           $ 15.98               $ 11.82
                                                                         -------               -------
Ratio of net expenses to average net assets                                1.35%(c)(d)           1.40%(e)(g)
Ratio of net investment loss to average net assets                       (0.60)%(c)            (0.50)%(f)(g)
Total return                                                              35.19%                 1.98%(f)(h)
Net assets, end of period (000's)                                        $93,835               $39,521

(a) From commencement of multi-class offering on October 15, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees waived by the Distributor which amounted to $0.008 per share and 0.05%.
(d) For the year ended September 30, 1999, the Fund's operating expenses did not exceed the 1.40%
    expense limit.
(e) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.63% for the period ended September 30, 1998.
(f) Computed giving effect to the Advisor's expense limitation undertaking.
(g) Annualized.
(h) Not annualized.

-----------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED           PERIOD ENDED
                                                                      SEPTEMBER 30,         SEPTEMBER 30,
CLASS B                                                                   1999                1998 (a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  11.74               $ 11.59
                                                                        --------               -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                    (0.20)                (0.08)
Net realized and unrealized gain on investments allocated from
  SR&F Growth Stock Portfolio                                               4.22                  0.23
                                                                        --------               -------
    Total from Investment Operations                                        4.02                  0.15
                                                                        --------               -------
NET ASSET VALUE, END OF PERIOD                                          $  15.76               $ 11.74
                                                                        --------               -------
Ratio of net expenses to average net assets                                2.05%(c)              2.10%(d)(f)
Ratio of net investment loss to average net assets                       (1.30)%               (1.20)%(e)(f)
Total return                                                               34.24%                1.29%(e)(g)
Net assets, end of period (000's)                                       $304,754               $64,148

(a) From commencement of multi-class offering on October 15, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) For the year ended September 30, 1999, the Fund's operating expenses did not exceed the 2.10%
    expense limit.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 2.31% for the period ended September 30, 1998.
(e) Computed giving effect to the Advisor's expense limitation undertaking.
(f) Annualized.
(g) Not annualized.

-----------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED            PERIOD ENDED
                                                                       SEPTEMBER 30,          SEPTEMBER 30,
CLASS C                                                                    1999                  1998 (a)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 11.72               $ 11.59
                                                                         -------               -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                                    (0.20)                (0.08)
Net realized and unrealized gain on investments allocated from SR&F
  Growth Stock Portfolio                                                    4.22                  0.21
                                                                         -------               -------
    Total from Investment Operations                                        4.02                  0.13
                                                                         -------               -------
NET ASSET VALUE, END OF PERIOD                                           $ 15.74               $ 11.72
                                                                         -------               -------
Ratio of net expenses to average net assets                                2.05%(c)              2.10%(d)(f)
Ratio of net investment loss to average net assets                       (1.30)%               (1.21)%(e)(f)
Total return                                                              34.30%                 1.12%(e)(g)
Net assets, end of period (000's)                                        $26,373               $10,472

(a) From commencement of multi-class offering on October 15, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) For the year ended September 30, 1999, the Fund's operating expenses did not exceed the 2.10%
    expense limit.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 2.30% for the period ended September 30, 1998.
(e) Computed giving effect to the Advisor's expense limitation undertaking.
(f) Annualized.
(g) Not annualized.

                                                                   YEARS ENDED             PERIOD ENDED
                                                                  SEPTEMBER 30,            SEPTEMBER 30,
CLASS K                                                      1999            1998(a)           1997
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.86           $11.26           $10.00
                                                            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                      (0.09)           (0.03)           (0.01)
Net realized and unrealized gain on investments allocated
  from SR&F Growth Stock Portfolio                            4.20             0.63             1.27
                                                            ------           ------           ------
    Total from Investment Operations                          4.11             0.60             1.26
                                                            ------           ------           ------
NET ASSET VALUE, END OF PERIOD                              $15.97           $11.86           $11.26
                                                            ------           ------           ------
Ratio of net expenses to average net assets                   1.30%(c)         1.35%(d)         1.35%(d)(f)
Ratio of net investment loss to average net assets           (0.55)%         (0.47)%(e)       (0.22)%(e)(f)
Total return                                                 34.65%            5.33%(e)        12.60%(e)(g)
Net assets, end of period (000's)                           $1,649           $2,768           $ 2.51

(a) From commencement of multi-class offering on October 15, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) For the year ended September 30, 1999, the Fund's operating expenses did not exceed the 1.35%
    expense limit.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 2.07% for the year ended September 30, 1998 and 56.10% for the period ended
    September 30, 1997.
(e) Computed giving effect to the Advisor's expense limitation undertaking.
(f) Annualized.
(g) Not annualized.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

SR&F GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED               YEAR ENDED             PERIOD ENDED
                                                              SEPTEMBER 30,            SEPTEMBER 30,           SEPTEMBER 30,
                                                                   1999                     1998                  1997 (a)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets                    0.58%(b)                 0.61%                    0.63%(c)
Ratio of net investment income to average net assets           0.20%(b)                 0.31%                    0.52%(c)
Portfolio turnover rate                                          57%                      39%                      22%

(a) From commencement of operations on February 3, 1997.
(b) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses as a result of expenses accrued in a prior period. The adjustment was not large enough to change the Portfolio's ratios.
(c) Annualized.


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LIBERTY-STEIN ROE ADVISOR TRUST, STEIN ROE ADVISOR GROWTH STOCK FUND, SR&F BASE TRUST AND STEIN ROE GROWTH STOCK PORTFOLIO

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Stein Roe Advisor Growth Stock Fund (the "Fund") (a series of Liberty-Stein Roe Advisor Trust, formerly Stein Roe Advisor Trust) and Stein Roe Growth Stock Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund and the Portfolio for periods prior to October 1, 1998 were audited by other independent accountants whose report dated November 16, 1998 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 15, 1999

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

TRUSTEES

JOHN A. BACON, JR.
Private Investor

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing Group, Inc.

LINSDAY COOK
Senior Vice President, Liberty Financial Companies, Inc.

DOUGLAS A. HACKER
Senior Vice President and Chief Financial Officer, United Airlines

JANET LANGFORD KELLY
Senior Vice President - Corporate Development, Secretary and General Counsel, Kellogg Co.

CHARLES R. NELSON
Van Voorhis Professor of Political Economy, University of Washington

THOMAS C. THEOBALD
Managing Partner, William Blair Capital Partners

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Advisor Growth Stock Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Growth Stock Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR Institutional money management approach for individual investors.

COLONIAL Fixed-income and value style equity investing.

CRABBE
HUSON A contrarian approach to fixed-income and equity investing.

NEWPORT A leader in international investing.

STEIN ROE Growth style equity investing.
ADVISOR

[graphic omitted]
KEYPORT A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

---------------------------------------------------
STEIN ROE ADVISOR GROWTH STOCK FUND   ANNUAL REPORT
---------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

SG-02/965H-1099 (11/99) 99/1410